Average Annual Total Returns - Western Asset Managed Municipals Fund	Jun. 30, 2021
Class A
Average Annual Return:
1 Year	(0.22%)
5 Years	2.57%
10 Years	4.40%
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	(0.22%)
5 Years	2.57%
10 Years	4.40%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	0.97%
5 Years	2.75%
10 Years	4.30%
Class C
Average Annual Return:
1 Year	2.66%
5 Years	2.89%
10 Years	4.27%
Class I
Average Annual Return:
1 Year	4.35%
5 Years	3.60%
10 Years	4.99%
Class 1
Average Annual Return:
1 Year	4.31%
5 Years	3.59%
10 Years	4.97%
Class IS
Average Annual Return:
1 Year	4.39%
5 Years
10 Years
Since Inception	4.93%
Inception Date	Mar. 16, 2018